Filed Pursuant to Rule 497(c)
Securities Act File No. 002-17226

Investment Company Act No. 811-00994

RMB Investors TRUST

On behalf of RMB Investors Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated May 1, 2018 for the RMB Fund, RMB Mendon Financial Services Fund, RMB Mendon Financial Long/Short Fund, RMB International Small Cap Fund, RMB International Fund, and RMB Japan Fund (the “Funds”), which was filed pursuant to Rule 497(c) on May 4, 2018 (Accession number 0001144204-18-025264). The purpose of this filing is to submit the 497(c) filing dated May 4, 2018, in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE